Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (395,756)	$ (467,914)	$ (410,199)
Other comprehensive income (loss), net of tax effects:
Foreign currency translation adjustment	1,371	(2,218)	3,155
Unrealized loss on marketable securities	0	0	(1,693)
Total other comprehensive income (loss)	1,371	(2,218)	1,462
Comprehensive loss	$ (394,385)	$ (470,132)	$ (408,737)